Federated Hermes Municipal High Yield Advantage Fund
Portfolio of Investments
November 30, 2024 (unaudited)
Principal Amount			Value
		MUNICIPAL BONDS—97.8%
		Alabama—1.4%
$ 500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facilities Revenue Bonds (Series 2011A), (Original Issue Yield: 7.625%), 7.500%, 1/1/2047	$ 280,000
1,500,000	[1,2]	Huntsville, AL Special Care Facilities Financing Authority (Redstone Village), Retirement Facility Revenue Bonds (Series 2007), (Original Issue Yield: 5.600%), 5.500%, 1/1/2043	840,000
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.250%, 10/1/2049	2,172,742
2,000,000		Jefferson County, AL (Jefferson County, AL Sewer System), Sewer Revenue Warrants (Series 2024), 5.500%, 10/1/2053	2,205,857
1,000,000		Mobile County, AL IDA (AM/NS Calvert LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), 5.000%, 6/1/2054	1,017,821
		TOTAL	6,516,420
		Alaska—0.0%
1,000,000	[1,2]	Alaska Industrial Development and Export Authority (Boys & Girls Home & Family Services, Inc.), Community Provider Revenue Bonds (Series 2007C), 6.000%, 12/1/2036	26,200
		Arizona—2.8%
650,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	651,369
500,000	[3]	Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	501,053
1,000,000	[3]	Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	1,001,843
1,750,000	[3]	Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	1,775,217
1,000,000		Chandler, AZ IDA (Intel Corp.), Industrial Development Revenue Bonds (Series 2022-2), 5.000%, Mandatory Tender 9/1/2027	1,027,256
1,000,000		Maricopa County, AZ, IDA (Commercial Metals Corp.), Exempt Facilities Revenue Bonds (Series 2022), 4.000%, 10/15/2047	905,517
1,000,000		Phoenix, AZ IDA (GreatHearts Academies), Education Facility Revenue Bonds (Series 2016A), 5.000%, 7/1/2046	1,001,871
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	1,096,374
1,000,000	[3]	Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	1,093,379
3,000,000		Salt Verde Financial Corp., AZ, Senior Gas Revenue Bonds (Series 2007), (Original Issue Yield: 5.100%), (Citigroup, Inc. GTD), 5.000%, 12/1/2037	3,317,033
1,000,000		Yuma, AZ IDA (Yuma Regional Medical Center), Revenue Bonds (Series 2024A), 5.250%, 8/1/2054	1,093,911
		TOTAL	13,464,823
		Arkansas—0.3%
1,250,000		Arkansas Development Finance Authority (United States Steel Corp.), Environmental Improvement Revenue Bonds (Series 2022), 5.450%, 9/1/2052	1,305,802
		California—4.8%
2,000,000		California Municipal Finance Authority (LINXS APM Project), Senior Lien Revenue Bonds (Series 2018A), 5.000%, 12/31/2043	2,034,589
2,250,000		California Municipal Finance Authority (Republic Services, Inc.), Solid Waste Disposal Revenue Bonds (Series 2023A), 4.375%, Mandatory Tender 9/1/2033	2,352,450
500,000	[3]	California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	486,731
750,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	750,307
565,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	567,166
500,000	[3]	California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	508,563
1,000,000	[3]	California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	1,007,382
500,000	[3]	California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	497,966
580,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	606,336
520,000	[3]	California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	510,666
1,125,000		California State, UT GO Various Purpose Bonds, 5.250%, 8/1/2044	1,310,031
900,000		California State, Various Purpose UT GO Bonds, 5.250%, 9/1/2047	1,013,557
2,250,000	[3]	California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	2,273,889

Principal Amount			Value
		MUNICIPAL BONDS—continued
		California—continued
$ 1,000,000		Community Facilities District No. 2017 of the County of Orange (CFD 2017-1 (Village of Esencia)), Improvement Area No.1 Special Tax Revenue Bonds (Series 2018A), 5.000%, 8/15/2042	$ 1,033,757
5,000,000	[4]	Golden State Tobacco Securitization Corp., CA, Subordinate Tobacco Settlement Asset-Backed Bonds (Series 2021B-2), 0.000%, 6/1/2066	559,088
1,590,000		Golden State Tobacco Securitization Corp., CA, Tobacco Settlement Asset-Backed Bonds (Series 2022), 5.000%, 6/1/2051	1,676,205
2,500,000		M-S-R Energy Authority, CA, Gas Revenue Bonds (Series 2009A), (Citigroup, Inc. GTD), 7.000%, 11/1/2034	3,162,204
1,000,000		Orange County, CA Community Facilities District No. 2023-1 (Rienda Phase 2B), Special Tax Bonds (Series 2023A), (Original Issue Yield: 5.550%), 5.500%, 8/15/2053	1,084,905
1,255,000		Roseville, CA Special Tax (Fiddyment Ranch CFD No. 5), Special Tax Revenue Bonds (Series 2021), 4.000%, 9/1/2050	1,166,493
600,000		San Francisco, CA City & County Airport Commission, Second Series Revenue Refunding Bonds (Series 2024A), 5.250%, 5/1/2044	659,745
		TOTAL	23,262,030
		Colorado—5.1%
1,000,000		Banning Lewis Ranch Metropolitan District No. 4, LT GO Bonds (Series 2018A), 5.750%, 12/1/2048	1,010,386
1,000,000		Banning Lewis Ranch Regional Metropolitan District, LT GO Bonds (Series 2018A), 5.375%, 12/1/2048	1,003,358
1,500,000		Base Village Metropolitan District No. 2, LT GO Refunding Bonds (Series 2016A), 5.750%, 12/1/2046	1,500,915
500,000		Colorado Educational & Cultural Facilities Authority (Aspen View Academy), Charter School Revenue Bonds (Series 2021), 4.000%, 5/1/2061	432,465
2,000,000		Colorado Educational & Cultural Facilities Authority (James Irwin Educational Foundation), Charter School Revenue Bonds (Series 2022), 5.000%, 9/1/2062	2,024,578
1,000,000	[3]	Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,011,417
1,000,000		Colorado Educational & Cultural Facilities Authority (University Lab School), Charter School Refunding & Improvement Revenue Bonds (Series 2015), (Original Issue Yield: 5.020%), 5.000%, 12/15/2045	1,002,702
1,500,000		Colorado Health Facilities Authority (Christian Living Communities), Revenue Refunding Bonds (Series 2016), 5.000%, 1/1/2031	1,515,362
2,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2024A), 5.000%, 12/1/2039	2,241,805
1,000,000		Colorado Health Facilities Authority (CommonSpirit Health), Revenue Bonds (Series 2024A), 5.250%, 12/1/2054	1,097,006
750,000		Denver, CO City & County Department of Aviation (Denver, CO City & County Airport Authority), Airport System Subordinate Revenue Bonds (Series 2023B), 5.500%, 11/15/2040	851,780
500,000		Denver, CO Convention Center Hotel Authority, Senior Revenue Refunding Bonds (Series 2016), 5.000%, 12/1/2040	506,006
1,000,000	[3]	Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	1,026,359
475,000		Eagle County, CO Air Terminal Corp., Revenue Refunding Bonds (Series 2011A), 6.000%, 5/1/2027	475,596
1,170,000		Hogback Metropolitan District, CO, LT GO Bonds (Series 2021A), 5.000%, 12/1/2051	1,069,864
2,500,000		North Range, CO Metropolitan District No. 2, LT GO and Special Revenue Refunding and Improvement Bonds (Series 2017A), 5.750%, 12/1/2047	2,509,522
1,670,000		Public Authority for Colorado Energy, Natural Gas Purchase Revenue Bonds (Series 2008), (Original Issue Yield: 6.630%), (Bank of America Corp. GTD), 6.250%, 11/15/2028	1,765,803
2,510,000		St. Vrain Lakes, CO Metropolitan District No. 2, LT GO Senior Bonds (Series 2017A), (United States Treasury PRF 12/1/2024@101), 5.000%, 12/1/2037	2,535,100
735,000		Sterling Ranch, CO Community Authority Board (Sterling Ranch, CO Metropolitan District No. 4 Subdistrict-A), LT Supported and Special Revenue Refunding Improvement Bonds (Series 2024A), 6.500%, 12/1/2054	773,264
		TOTAL	24,353,288
		Connecticut—0.4%
1,000,000		Connecticut Development Authority (Bombardier, Inc.), Airport Facility Revenue Bonds, 7.950%, 4/1/2026	1,000,391
1,000,000		Steel Point Infrastructure Improvement District, Steelpointe Harbor Special Obligation Revenue Bonds (Series 2024), (Original Issue Yield: 6.090%), 6.000%, 4/1/2052	1,077,975
		TOTAL	2,078,366
		Delaware—0.9%
1,600,000		Delaware EDA (Newark Charter School, Inc.), Charter School Revenue Bonds (Series 2021), 4.000%, 9/1/2041	1,536,966
3,000,000	[3]	Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	3,011,559
		TOTAL	4,548,525
		District of Columbia—1.2%
1,000,000		District of Columbia (Friendship Public Charter School, Inc.), Revenue Bonds (Series 2016A), 5.000%, 6/1/2046	1,004,535

Principal Amount			Value
		MUNICIPAL BONDS—continued
		District of Columbia—continued
$ 1,000,000		District of Columbia (Ingleside at Rock Creek), Project Revenue Bonds (Series 2017A), (Original Issue Yield: 5.250%), 5.000%, 7/1/2052	$ 964,587
1,000,000		District of Columbia (KIPP DC), Revenue Bonds (Series 2019), 4.000%, 7/1/2039	991,383
1,500,000		District of Columbia, UT GO Bonds (Series 2024A), 5.000%, 8/1/2049	1,655,156
1,180,000		Washington Metropolitan Area Transit Authority, Dedicated Revenue Bonds (Series 2020A), 5.000%, 7/15/2045	1,256,954
		TOTAL	5,872,615
		Florida—11.4%
1,245,000		Alta Lakes, FL CDD, Special Assessment Bonds (Series 2019), 4.625%, 5/1/2049	1,188,026
120,000		Arborwood, FL CDD, Special Assessment Revenue Bonds (Series 2014A-1), (Original Issue Yield: 6.900%), 6.900%, 5/1/2036	120,080
450,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-1), 4.000%, 5/1/2051	391,522
550,000		Artisan Lakes East CDD, Capital Improvement Revenue Bonds (Series 2021-2), 4.000%, 5/1/2052	475,955
1,360,000		Boggy Branch CDD, FL, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2051	1,174,384
3,000,000		Broward County, FL (Broward County, FL Convention Center Hotel), First Tier Revenue Bonds (Series 2022), (Broward County, FL GTD), 5.500%, 1/1/2055	3,325,716
1,000,000		Capital Trust Authority (Convivial St. Petersburg), Revenue Bond Anticipation Notes (Series 2024A), 12.000%, 10/3/2029	999,956
2,000,000		Central Florida Expressway Authority, Senior Lien Revenue Bonds (Series 2024A), (Assured Guaranty, Inc. INS), 5.000%, 7/1/2054	2,162,795
2,237,081	[1,2,3]	Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	28,858
665,000		Florida Development Finance Corp. (GFL Solid Waste Southeast LLC), Solid Waste Disposal Revenue Bonds (Series 2024A), (GFL Environmental, Inc. GTD), 4.375%, Mandatory Tender 10/1/2031	672,205
1,000,000		Florida Development Finance Corp. (Mayflower Retirement Community), Senior Living Revenue Bonds (Series 2021A), 4.000%, 6/1/2055	769,219
1,000,000		Florida Development Finance Corp. (Shands Jacksonville Medical Center, Inc.), UFHealth Revenue Refunding Bonds (Series 2022A), 5.000%, 2/1/2052	1,008,901
1,000,000		Florida Development Finance Corp. (Tampa General Hospital), Healthcare Facilities Revenue Bonds (Series 2024A), 5.250%, 8/1/2055	1,055,988
500,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.300%, 5/1/2043	542,706
1,000,000		Hacienda North CDD, Special Assessment Bonds (Series 2023), 6.500%, 5/1/2053	1,084,930
1,000,000		Harbor Bay, FL CDD, Special Assessment District Area One (Series 2019A-1), (Original Issue Yield: 4.140%), 4.100%, 5/1/2048	879,887
1,000,000		Hillsborough County, FL Aviation Authority, Revenue Bonds (Series 2024B), 5.500%, 10/1/2054	1,109,724
265,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-1), 4.100%, 5/1/2051	230,205
100,000		Lakes of Sarasota CDD, Improvement Revenue Bonds Phase 1 Project (Series 2021A-2), (Original Issue Yield: 3.960%), 3.875%, 5/1/2031	99,222
555,000		Lakewood Ranch Stewardship District, FL (Indigo Expansion Area Project), Special Assessment Revenue Bonds (Series 2019), 4.000%, 5/1/2049	492,970
1,000,000		Lakewood Ranch Stewardship District, FL (Lakewood National & Polo Run), Special Assessment Bonds, (Original Issue Yield: 5.400%), 5.375%, 5/1/2047	1,018,608
750,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Phase-2B), Special Assessment Revenue Bonds (Series 2020), 4.000%, 5/1/2050	654,021
1,000,000		Lakewood Ranch Stewardship District, FL (Northeast Sector Project - Phase 1B), Special Assessment Revenue Bonds (Series 2018), 5.450%, 5/1/2048	1,027,271
760,000		Lakewood Ranch Stewardship District, FL (Palm Grove Project), Special Assessment Revenue Bonds (Series 2024), (Original Issue Yield: 5.530%), 5.500%, 5/1/2055	766,205
1,000,000		Lakewood Ranch Stewardship District, FL (Taylor Ranch), Special Assessment Revenue Bonds (Series 2023), 6.300%, 5/1/2054	1,065,730
1,075,000		Lakewood Ranch Stewardship District, FL (Villages of Lakewood Ranch South), Special Assessment Revenue Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 5/1/2046	1,079,813
1,600,000		Lee County, FL (Lee County, FL Airport), Revenue Bonds (Series 2024), 5.250%, 10/1/2049	1,729,415
1,000,000		Lee County, FL IDA (Cypress Cove at Healthpark), Healthcare Facilities Revenue Bonds (Series 2022A), 5.250%, 10/1/2057	932,884
1,000,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIA Assessment Area), Capital Improvement Revenue Bonds Phase IIA (Series 2022-2), (Original Issue Yield: 5.740%), 5.700%, 5/1/2053	1,046,579
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.500%, 5/1/2044	515,553
500,000		LT Ranch, FL CDD (LT Ranch, FL CDD Phase IIB Assessment Area), Capital Improvement Revenue Bonds Phase IIB (Series 2024), 5.850%, 5/1/2054	515,286
825,000		LT Ranch, FL CDD, Capital Improvement Revenue Bonds Phase IIB Assessment Area (Series 2019), 4.000%, 5/1/2050	719,629

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Florida—continued
$ 2,000,000		Miami-Dade County, FL Aviation, Aviation Revenue Refunding Bonds (Series 2017B), 5.000%, 10/1/2040	$ 2,040,305
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 5.800%, 5/1/2043	1,031,999
1,000,000		North River Ranch Improvement Stewardship District, Special Assessment Revenue Bonds (Series 2023A-1), 6.000%, 5/1/2054	1,032,555
1,750,000	[3]	Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	1,570,131
145,000	[1,2]	Reunion East CDD, FL, Special Assessment Bonds (Series 2002A-1), 7.375%, 5/1/2033	1
1,125,000		River Landing CDD, Capital Improvement Revenue Bonds (Series 2020A), (Original Issue Yield: 4.360%), 4.350%, 5/1/2051	1,017,410
900,000		Rivers Edge III CDD, Capital Improvement Revenue Bonds (Series 2021), 4.000%, 5/1/2051	761,818
1,250,000		Seminole County, FL IDA (Legacy Pointe at UCF), Retirement Facilities Revenue Bonds (Series 2019A), 5.750%, 11/15/2054	1,258,293
1,000,000		Shadowlawn, FL CDD, Special Assessment Revenue Bonds (Series 2024), 5.850%, 5/1/2054	1,015,878
740,000		Southern Grove, FL CDD #5, Special Assessment Bonds (Series 2021), 4.000%, 5/1/2048	656,680
585,000		Southern Grove, FL CDD #5, Special Assessment District Revenue Refunding Bonds (Series 2019), 4.000%, 5/1/2043	527,870
500,000		St. Johns County, FL IDA (Vicar’s Landing), Senior Living Revenue Bonds (Series 2021A), 4.000%, 12/15/2050	400,123
495,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.350%, 5/1/2040	471,586
770,000		Talavera, FL CDD, Capital Improvement Revenue Bonds (Series 2019), 4.500%, 5/1/2050	709,677
2,000,000		Tampa Bay, FL Water Utility System, Revenue Bonds (Series 2024A), 5.250%, 10/1/2054	2,246,434
700,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.600%), 5.550%, 5/1/2043	724,390
700,000		Three Rivers CDD, Special Assessment Refunding Bonds (Series 2023), (Original Issue Yield: 5.800%), 5.750%, 5/1/2053	722,738
900,000		Tolomato CDD, FL, Special Assessment Refunding Bonds (Series 2019C), 4.400%, 5/1/2040	888,712
1,000,000		Tolomato CDD, FL, Special Assessment Refunding Bonds Subordinate Lien (Series 2019A-2), 4.250%, 5/1/2037	992,038
1,400,000		Tradition CDD No. 9, Special Assessment Community Infrastructure Bonds (Series 2021), 4.000%, 5/1/2052	1,188,262
1,250,000		Venice, FL (Village on the Isle), Retirement Community Revenue Improvement Bonds (Series 2024), 5.625%, 1/1/2060	1,291,736
905,000		Verandah West, FL CDD, Capital Improvement Revenue Refunding Bonds (Series 2013), (Original Issue Yield: 5.125%), 5.000%, 5/1/2033	905,509
1,500,000		Viera Stewardship District (Viera Stewardship District Village 2), Special Assessment Revenue Bonds (Series 2021), 4.000%, 5/1/2053	1,252,705
2,000,000		Willow Walk, FL CDD, Special Assessment Bonds (Series 2015), 5.625%, 5/1/2045	2,006,138
1,330,000		Windward at Lakewood Ranch, FL CDD, Capital Improvement Revenue Bonds (Series 2022), 4.250%, 5/1/2052	1,151,610
		TOTAL	54,748,841
		Georgia—1.8%
2,000,000		Atlanta, GA Development Authority (Westside Gulch Area Project (Spring Street Atlanta)), Senior Revenue Bonds (Series 2024A-2), 5.500%, 4/1/2039	2,077,042
1,985,000		Fayette County, GA Development Authority (United States Soccer Federation, Inc.), Revenue Bonds (Series 2024), 5.250%, 10/1/2054	2,139,742
1,000,000		Fulton County, GA Residential Care Facilities (Lenbrook Square Foundation, Inc.), Retirement Facility Refunding Revenue Bonds (Series 2016), 5.000%, 7/1/2036	1,011,807
1,010,000		Geo. L. Smith II Georgia World Congress Center Authority, Convention Center Hotel Second Tier Revenue Bonds (Series 2021B), 5.000%, 1/1/2054	991,595
475,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Bonds (Series 2021A), 5.000%, 1/1/2056	491,551
1,500,000		Municipal Electric Authority of Georgia, Plant Vogtle Units 3&4 Project M Revenue Refunding Bonds (Series 2023A), 5.250%, 7/1/2064	1,610,128
500,000		Rockdale County, GA Development Authority (Pratt Paper, LLC), Revenue Refunding Bonds (Series 2018), 4.000%, 1/1/2038	488,464
		TOTAL	8,810,329
		Idaho—1.1%
2,000,000		Idaho Health Facilities Authority (North Canyon Medical Center), Revenue and Refunding Bonds (Series 2023), 7.125%, 11/1/2057	2,194,610
3,000,000		Idaho Health Facilities Authority (Terraces of Boise), Exchange Revenue Refunding Bonds (Series 2021A), 4.550%, 10/1/2056	2,578,010
490,000		Idaho Health Facilities Authority (Terraces of Boise), Taxable Exchange Revenue Refunding Bonds (Series 2021B), 8.000%, 10/1/2028	485,737
		TOTAL	5,258,357
		Illinois—8.0%
2,000,000		Chicago, IL Board of Education, UT GO Bonds (Series 2023A), 6.000%, 12/1/2049	2,175,682
3,300,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Bonds (Series 2017A), (Original Issue Yield: 7.650%), 7.000%, 12/1/2046	3,526,799

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Illinois—continued
$ 1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2030	$ 1,030,134
1,000,000		Chicago, IL Board of Education, UT GO Dedicated Revenue Refunding Bonds (Series 2018A), 5.000%, 12/1/2031	1,027,634
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023A), 5.750%, 1/1/2048	1,115,648
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2033	1,086,430
1,000,000		Chicago, IL Midway Airport, Senior Lien Airport Revenue and Revenue Refunding Bonds (Series 2023C), 5.000%, 1/1/2039	1,069,922
1,125,000		Chicago, IL O’Hare International Airport (TrIPs Obligated Group), Senior Special Facilities Revenue Bonds (Series 2018), 5.000%, 7/1/2048	1,136,412
1,000,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2022A), 5.500%, 1/1/2055	1,075,080
1,250,000		Chicago, IL O’Hare International Airport, General Airport Senior Lien Revenue Bonds (Series 2024A), 5.500%, 1/1/2059	1,365,678
1,475,000		Chicago, IL, UT GO Bonds (Series 2019A), 5.500%, 1/1/2049	1,519,013
1,250,000		Chicago, IL, UT GO Bonds (Series 2023A), 5.500%, 1/1/2039	1,344,624
3,700,000		Chicago, IL, UT GO Bonds (Series 2024A), 5.250%, 1/1/2045	3,860,581
313,000		DuPage County, IL (Naperville Campus LLC), Special Tax Bonds (Series 2006), 5.625%, 3/1/2036	313,103
2,000,000		Illinois Finance Authority (Admiral at the Lake), Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.350%), 5.250%, 5/15/2042	1,751,856
1,250,000		Illinois Finance Authority (Noble Network of Charter Schools), Education Revenue Bonds (Series 2015), 5.000%, 9/1/2032	1,250,784
815,000		Illinois Finance Authority (Rogers Park Montessori School Project), Senior Revenue Bonds (Series 2014A), 6.125%, 2/1/2045	815,290
8,000,000		Illinois State, UT GO Bonds (Series 2017D), 5.000%, 11/1/2028	8,373,119
1,000,000		Illinois State, UT GO Bonds (Series 2022A), 5.500%, 3/1/2042	1,105,879
530,000		Illinois State, UT GO Bonds (Series 2023B), 5.500%, 5/1/2047	577,793
1,000,000		Illinois State, UT GO Bonds (Series 2024B), 5.250%, 5/1/2045	1,098,537
2,000,000	[4]	Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2017A), (Original Issue Yield: 5.250%), 0.000%, 12/15/2056	464,444
1,500,000		Metropolitan Pier & Exposition Authority, IL, McCormick Place Expansion Project Bonds (Series 2024B), 5.000%, 6/15/2053	1,592,384
		TOTAL	38,676,826
		Indiana—1.4%
915,000		Indiana State Finance Authority (KIPP Indianapolis), Revenue Bonds (Series 2020A), 5.000%, 7/1/2055	913,481
1,000,000		Indiana State Finance Authority Hospital Revenue (Methodist Hospital of Indiana), Hospital Revenue Refunding Bonds (Series 2024A), 5.500%, 9/15/2044	1,067,521
1,670,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.170%), 6.000%, 3/1/2053	1,816,970
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Senior Revenue Bonds (Series 2023E), (Original Issue Yield: 6.270%), 6.125%, 3/1/2057	1,089,926
1,000,000		Indianapolis, IN Local Public Improvement Bond Bank (Indiana Convention Center Hotel), Subordinate Revenue Bonds (Series 2023F-2), (Original Issue Yield: 8.200%), 7.750%, 3/1/2067	1,145,248
750,000		Valparaiso, IN (Pratt Paper (IN), LLC), Exempt Facilities Revenue Bonds (Series 2024), 5.000%, 1/1/2054	768,855
		TOTAL	6,802,001
		Iowa—1.3%
2,930,000		Iowa Finance Authority (Iowa Fertilizer Co. LLC), Midwestern Disaster Area Revenue Refunding Bonds (Series 2022), (United States Treasury PRF 12/1/2032@100), 5.000%, 12/1/2050	3,383,125
2,930,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021A-2 Class 1), 4.000%, 6/1/2049	2,762,144
55,000		Tobacco Settlement Financing Corp., IA, Tobacco Settlement Asset-Backed Senior Current Interest Bonds (Series 2021B-1 Class 2), 4.000%, 6/1/2049	54,908
10,000		Xenia Rural Water District, Water Revenue Refunding Capital Loan Notes (Series 2016), (United States Treasury PRF 12/1/2026@100), 5.000%, 12/1/2041	10,444
		TOTAL	6,210,621
		Kentucky—1.2%
375,000		Henderson, KY (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2022), 4.700%, 1/1/2052	374,598
650,000		Kenton County, KY Airport Board (Cincinnati/Northern Kentucky International Airport), Revenue Bonds (Series 2024A), 5.250%, 1/1/2054	696,505
1,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2046	843,596
2,000,000		Kentucky Economic Development Finance Authority (Miralea), Revenue Bonds (Series 2016A), 5.000%, 5/15/2051	1,628,981

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Kentucky—continued
$ 1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2040	$ 1,099,915
1,000,000		Louisville & Jefferson County, KY Metropolitan Government (Norton Healthcare, Inc.), Health System Revenue Bonds (Series 2023A), 5.000%, 10/1/2041	1,091,814
		TOTAL	5,735,409
		Louisiana—2.1%
1,000,000		Calcasieu Parish, LA Memorial Hospital Service District (Lake Charles Memorial Hospital), Hospital Revenue Refunding Bonds (Series 2019), 5.000%, 12/1/2039	1,001,607
2,000,000		Louisiana Public Facilities Authority (Calcasieu Bridge Partners LLC), I-10 Calcasieu River Bridge Senior Lien Revenue Bonds (Series 2024), 5.750%, 9/1/2064	2,198,674
30,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Refunding Revenue Bonds (Series 2016), (United States Treasury PRF 5/15/2026@100), 5.000%, 5/15/2047	30,833
970,000		Louisiana Public Facilities Authority (Ochsner Clinic Foundation Obligated Group), Refunding Revenue Bonds (Series 2016), 5.000%, 5/15/2047	980,940
600,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.000%, 7/1/2048	644,872
2,000,000		Louisiana Stadium and Exposition District, Senior Revenue Bonds (Series 2023A), 5.250%, 7/1/2053	2,172,459
1,700,000		New Orleans, LA Aviation Board (New Orleans, LA International Airport), General Airport Revenue Refunding Bonds (Series 2024B), 5.250%, 1/1/2045	1,833,460
1,000,000		St. James Parish, LA (NuStar Logistics LP), Revenue Bonds (Series 2008), 6.100%, Mandatory Tender 6/1/2030	1,111,663
		TOTAL	9,974,508
		Maine—0.4%
2,000,000	[3]	Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	2,002,077
		Maryland—1.6%
955,000		Baltimore, MD (East Baltimore Research Park), Special Obligation Revenue Refunding Bonds (Series 2017A), 5.000%, 9/1/2038	965,062
500,000		Baltimore, MD (Harbor Point), Special Obligation Refunding Bonds (Series 2016), (Original Issue Yield: 5.160%), 5.125%, 6/1/2043	502,658
1,855,000		Frederick County, MD (Jefferson Technology Park), Tax Increment & Special Tax Limited Obligation Refunding Bonds (Series 2020B), 4.625%, 7/1/2043	1,849,833
1,060,000		Maryland State Economic Development Corp. (CONSOL Energy, Inc.), Port Facilities Refunding Revenue Bonds (Series 2010), 5.750%, 9/1/2025	1,067,824
1,000,000		Maryland State Economic Development Corp. (Port Covington District), Special Obligation Bonds (Series 2020), 4.000%, 9/1/2050	876,064
200,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2032	209,156
450,000		Maryland State Economic Development Corp. (Ports America Chesapeake, Inc.), Transportation Facilities Revenue Refunding Bonds (Series 2017A), 5.000%, 6/1/2035	468,706
1,000,000		Rockville, MD Mayor & City Council (Ingleside at King Farm), Economic Development Revenue Bonds (Series 2017B), 5.000%, 11/1/2042	1,000,117
1,000,000		Westminster, MD (Lutheran Village at Miller’s Grant, Inc.), Revenue Bonds (Series 2014A), (Original Issue Yield: 6.300%), 6.250%, 7/1/2044	1,000,362
		TOTAL	7,939,782
		Massachusetts—0.2%
1,000,000	[3]	Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	999,289
		Michigan—1.7%
1,250,000		Detroit, MI Downtown Development Authority, Tax Increment Revenue Refunding Bonds Catalyst Development Project (Series 2024), 5.000%, 7/1/2048	1,325,033
1,000,000		Detroit, MI, UT GO Bonds (Series 2020), 5.500%, 4/1/2050	1,054,575
250,000		Detroit, MI, UT GO Bonds (Series 2023A), 6.000%, 5/1/2043	285,069
1,500,000		Great Lakes, MI Water Authority, Water Supply System Revenue Refunding Bonds (Series 2024A), 5.000%, 7/1/2034	1,739,910
1,500,000		Michigan State Finance Authority (Great Lakes, MI Water Authority Sewage Disposal System), Revenue Refunding Senior Lien Bonds (Series 2024A), 5.000%, 7/1/2033	1,733,130
1,000,000		Michigan State Finance Authority (Provident Group - HFH Energy LLC), Act 38 Facilities Senior Revenue Bonds (Series 2024), 5.500%, 2/28/2057	1,104,145

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Michigan—continued
$ 1,500,000	[1,2]	Plymouth, MI Educational Center Charter School, Public School Academy Revenue Refunding Bonds, Series 2005, 5.625%, 11/1/2035	$ 750,000
		TOTAL	7,991,862
		Minnesota—2.5%
750,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.000%, 8/1/2041	691,313
1,100,000		Baytown Township, MN (St. Croix Preparatory Academy), Charter School Lease Revenue Refunding Bonds (Series 2016A), 4.250%, 8/1/2046	1,002,350
1,700,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2014A), 5.750%, 8/1/2044	1,701,151
1,000,000		Forest Lake, MN (Lakes International Language Academy), Charter School Lease Revenue Bonds (Series 2018A), 5.375%, 8/1/2050	1,018,252
3,000,000	[3]	Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	2,900,365
2,000,000		St. Cloud, MN (Stride Academy), Lease Revenue Bonds (Series 2016A), 5.000%, 4/1/2046	1,720,004
2,000,000		St. Paul, MN Housing & Redevelopment Authority (Twin Cities Academy), Charter School Lease Revenue Bonds (Series 2015A), 5.375%, 7/1/2050	2,004,372
325,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.500%, 6/1/2036	299,833
750,000		Winona, MN Port Authority (Bluffview Montessori School Project), Lease Revenue Bonds (Series 2016A), 4.750%, 6/1/2046	658,931
		TOTAL	11,996,571
		Missouri—0.7%
400,000		Cape Girardeau County, MO IDA (SoutheastHEALTH Obligated Group), Health Facilities Revenue Bonds (Series 2021), 4.000%, 3/1/2046	390,257
2,000,000	[3]	Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1,947,666
1,000,000		Kirkwood, MO IDA (Aberdeen Heights Project), Retirement Community Revenue Bonds (Series 2017A), 5.250%, 5/15/2050	893,888
		TOTAL	3,231,811
		Montana—0.4%
900,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2047	790,754
1,425,000		Kalispell, MT Housing and Healthcare Facilities (Immanuel Lutheran Corp.), Revenue Bonds (Series 2017A), 5.250%, 5/15/2052	1,225,101
		TOTAL	2,015,855
		Nevada—1.5%
905,000	[3]	Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	905,713
1,000,000	[3]	Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	1,004,756
755,000		Las Vegas, NV (Las Vegas, NV SID No. 613) (Las Vegas, NV SID No. 611), Sunstone Phase I and II Local Improvement Bonds (Series 2020), (Original Issue Yield: 4.170%), 4.125%, 6/1/2050	672,066
450,000		Las Vegas, NV (Las Vegas, NV SID No. 613) (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), (Original Issue Yield: 5.330%), 5.250%, 12/1/2047	465,841
500,000		Las Vegas, NV (Las Vegas, NV SID No. 613) (Las Vegas, NV SID No. 613), Sunstone Phases III and IV Local Improvement Bonds (Series 2024), 5.500%, 12/1/2053	520,788
485,000		Las Vegas, NV (Las Vegas, NV SID No. 613) (Summerlin Village 25 SID No. 815), Local Improvement Bonds (Series 2020), 5.000%, 12/1/2049	483,361
1,160,000		Las Vegas, NV SID No. 814 (Summerlin Villages 21 & 24A), Local Improvement Bonds (Series 2019), 4.000%, 6/1/2049	1,021,091
635,000		North Las Vegas, NV SID No. 64 (Valley Vista), Local Improvement Bonds (Series 2019), 4.625%, 6/1/2049	612,018
1,500,000		Reno-Tahoe Airport Authority (Reno-Tahoe International Airport), Airport Revenue Bonds (Series 2024A), 5.250%, 7/1/2054	1,597,551
		TOTAL	7,283,185
		New Hampshire—0.7%
1,000,000	[3]	National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	1,005,515
100,000		National Finance Authority, NH (Covanta Energy Corp.), Resource Recovery Revenue Refunding Bonds (Series 2020B), 3.750%, Mandatory Tender 7/2/2040	87,125
1,000,000	[3]	National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	1,000,088

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New Hampshire—continued
$ 985,108		National Finance Authority, NH, Municipal Certificates (Series 2023-2 Class A), (Original Issue Yield: 4.650%), 3.875%, 1/20/2038	$ 952,269
496,418		National Finance Authority, NH, Municipal Certificates (Series 2024-1 Class A), (Original Issue Yield: 4.510%), 4.250%, 7/20/2041	493,000
		TOTAL	3,537,997
		New Jersey—2.4%
1,280,000		New Jersey EDA (New Jersey State), Motor Vehicle Surcharge Subordinate Revenue Refunding Bonds (Series 2017A), 5.000%, 7/1/2033	1,302,930
180,000		New Jersey EDA (New Jersey State), School Facilities Construction Bonds (Series 2015 WW), (United States Treasury PRF 6/15/2025@100), 5.250%, 6/15/2040	182,138
185,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), (United States Treasury PRF 12/15/2028@100), 5.000%, 6/15/2043	201,658
315,000		New Jersey EDA (New Jersey State), School Facilities Construction Refunding Bonds (Series 2018EEE), 5.000%, 6/15/2043	327,794
1,335,000		New Jersey EDA (Port Newark Container Terminal LLC), Special Facilities Revenue and Refunding Bonds (Series 2017), 5.000%, 10/1/2047	1,352,288
1,000,000		New Jersey EDA (UMM Energy Partners LLC), Energy Facility Revenue Bonds (Series 2012A), (Original Issue Yield: 5.190%), 5.125%, 6/15/2043	1,000,114
575,000		New Jersey State Transportation Trust Fund Authority (New Jersey State), Transportation System Bonds (Series 2018A), 5.000%, 12/15/2034	610,418
750,000		New Jersey State, Covid-19 GO Emergency Bonds (Series 2020A), 4.000%, 6/1/2032	803,927
1,000,000		Newark, NJ, Mass Transit Access Tax Revenue Bonds (Series 2022), (Assured Guaranty, Inc. INS), 6.000%, 11/15/2062	1,161,084
500,000		South Jersey Port Corp., Subordinate Marine Terminal Revenue Bonds (Series 2017B), 5.000%, 1/1/2048	508,068
4,010,000		Tobacco Settlement Financing Corp., NJ, Tobacco Settlement Asset-Backed Subordinate Refunding Bonds (Series 2018B), 5.000%, 6/1/2046	4,028,797
		TOTAL	11,479,216
		New York—6.6%
1,835,000		Albany Capital Resource Corporation (KIPP Capital Region Public Charter Schools), Revenue Bonds (Series 2024), 5.000%, 6/1/2064	1,865,686
900,000	[3]	Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	902,162
1,000,000		Build NYC Resource Corporation (KIPP NYC Canal West), Revenue Bonds (Series 2022), 5.250%, 7/1/2062	1,043,312
4,675,000	[4]	Glen Cove, NY Local Economic Assistance Corp. (Garvies Point Public Improvement Project), Capital Appreciation Revenue Bonds (Series 2016B), (Original Issue Yield: 6.000%), 0.000%, 1/1/2045	1,331,175
1,000,000	[3]	Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	1,012,239
1,365,028	[1,2]	Nassau County, NY IDA (Amsterdam at Harborside), Continuing Care Retirement Community Revenue Bonds (Series 2021B), 5.000%, 1/1/2058	206,294
500,000		New York City, NY Transitional Finance Authority, Future Tax Secured Subordinate Bonds (Series 2020C-1), 4.000%, 5/1/2045	501,091
3,000,000		New York City, NY, UT GO Bonds (Series 2025C-1), 4.000%, 9/1/2052	2,970,712
1,000,000		New York Counties Tobacco Trust VI, Tobacco Settlement Pass-Through Bonds (Series 201A-2B), 5.000%, 6/1/2051	929,915
1,000,000		New York State Power Authority, Revenue Bonds (Series 2020A), 4.000%, 11/15/2060	979,441
665,000		New York Transportation Development Corporation (American Airlines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2021), 3.000%, 8/1/2031	629,942
1,000,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2018), 5.000%, 1/1/2033	1,031,506
1,500,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2020), (Original Issue Yield: 4.550%), 4.375%, 10/1/2045	1,459,664
2,250,000		New York Transportation Development Corporation (Delta Air Lines, Inc.), LaGuardia Airport Terminals Special Facilities Revenue Bonds (Series 2023), 6.000%, 4/1/2035	2,530,055
1,000,000		New York Transportation Development Corporation (Empire State Thruway Partners LLC), Exempt Facility Revenue Bonds (Series 2021), 4.000%, 10/31/2046	907,951
2,000,000		New York Transportation Development Corporation (JFK Airport Terminal 6 Redevelopment Project), Special Facilities Revenue Bonds (Series 2024A), 5.500%, 12/31/2054	2,167,343
865,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020A), 4.000%, 12/1/2042	844,679
1,800,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2020C), 4.000%, 12/1/2040	1,800,536

Principal Amount			Value
		MUNICIPAL BONDS—continued
		New York—continued
$ 1,000,000		New York Transportation Development Corporation (JFK International Air Terminal LLC), Special Facilities Revenue Bonds (Series 2022), 5.000%, 12/1/2041	$ 1,052,842
500,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2023), 6.000%, 6/30/2054	545,544
3,000,000		New York Transportation Development Corporation (JFK International Airport New Terminal One Project), Special Facilities Revenue Bonds (Series 2024), 5.500%, 6/30/2060	3,204,846
1,000,000		Niagara Area Development Corporation, NY (Covanta Energy Corp.), Solid Waste Disposal Facility Revenue Refunding Bonds (Series 2018A), 4.750%, 11/1/2042	976,928
750,000		Onondaga, NY Civic Development Corporation (Crouse Health Hospital, Inc.), Revenue Refunding Bonds (Series 2024A), (Original Issue Yield: 5.540%), 5.375%, 8/1/2054	693,449
1,000,000		Suffolk County, NY Off-Track Betting Corp., Revenue Bonds (Series 2024), (Original Issue Yield: 6.100%), 6.000%, 12/1/2053	1,049,292
1,000,000		TSASC, Inc., NY, Tobacco Settlement Asset Backed Senior Refunding Bonds (Series 2017A), 5.000%, 6/1/2041	1,016,374
		TOTAL	31,652,978
		North Carolina—0.7%
1,665,000		North Carolina Medical Care Commission (Penick Village), Retirement Facilities First Mortgage Revenue Bonds (Series 2024), 5.500%, 9/1/2054	1,703,438
1,500,000		North Carolina State Turnpike Authority, Triangle Expressway System Senior Lien Turnpike Revenue Refunding Bonds (Series 2024), (Assured Guaranty, Inc. INS), 5.000%, 1/1/2058	1,615,609
		TOTAL	3,319,047
		Ohio—3.2%
7,600,000		Buckeye Tobacco Settlement Financing Authority, OH, Tobacco Settlement Asset-Backed Refunding Bonds (Series 2020B-2 Class 2), 5.000%, 6/1/2055	6,958,413
1,000,000		Cuyahoga County, OH Hospital Authority (MetroHealth System), Hospital Revenue Bonds (Series 2017), 5.500%, 2/15/2057	1,021,639
500,000		Montgomery County, OH (Solvita), Health Care Facilities Revenue Refunding and Improvement Bonds (Series 2024), 5.250%, 9/1/2054	533,280
2,000,000		Muskingum County, OH (Genesis Healthcare Corp.), Hospital Facilities Revenue Bonds (Series 2013), (Original Issue Yield: 5.080%), 5.000%, 2/15/2044	2,000,004
1,800,000	[3]	Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	1,790,645
1,000,000		Ohio Air Quality Development Authority (Pratt Paper, LLC), Exempt Facilities Revenue Bonds (Series 2017), 4.500%, 1/15/2048	984,859
1,125,000		Ohio State Hospital Revenue (University Hospitals Health System, Inc.), Hospital Revenue Bonds (Series 2016A), 5.000%, 1/15/2041	1,138,478
1,000,000		Ohio State Treasurer (Portsmouth Gateway Group LLC), Private Activity Revenue Bonds (Series 2015), 5.000%, 6/30/2053	1,003,059
		TOTAL	15,430,377
		Oklahoma—0.9%
2,315,000		Oklahoma Development Finance Authority (OU Medicine), Hospital Revenue Bonds (Series 2018B), 5.500%, 8/15/2057	2,380,752
1,750,000		Tulsa County, OK Industrial Authority (Montereau, Inc.), Senior LivingCommunity Revenue Refunding Bonds (Series 2017), 5.250%, 11/15/2045	1,771,684
		TOTAL	4,152,436
		Oregon—0.6%
440,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2038	443,050
635,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2043	635,070
400,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2048	389,009
500,000		Clackamas County, OR Hospital Facilities Authority (Mary’s Woods at Marylhurst, Inc.), Senior Living Revenue Bonds (Series2018A), 5.000%, 5/15/2052	478,138
1,000,000		Port of Portland, OR Airport, Airport Revenue Bonds (Series Thirty A), 5.250%, 7/1/2054	1,077,186
		TOTAL	3,022,453
		Pennsylvania—4.2%
800,000	[3]	Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	820,073
2,000,000		Bucks County, PA IDA (School Lane Charter School), (Series 2016A), 5.125%, 3/15/2046	2,006,352
1,200,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2047	1,205,325

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Pennsylvania—continued
$ 800,000		Chester County, PA IDA (Avon Grove Charter School), Revenue Bonds (Series 2017A), 5.000%, 12/15/2051	$ 801,371
3,000,000		Lehigh County, PA General Purpose Authority (Lehigh Valley Academy Regional Charter School), Charter School Revenue Bonds (Series 2022), 4.000%, 6/1/2057	2,595,114
4,000,000		Northampton County, PA General Purpose Authority (St. Luke’s University Health Network), Hospital Revenue Bonds (Series 2024-A1), 5.250%, 8/15/2053	4,350,233
2,000,000		Pennsylvania Economic Development Financing Authority (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2014), 5.500%, 11/1/2044	2,007,324
1,250,000		Pennsylvania Economic Development Financing Authority (Pennsylvania Rapid Bridge Replacement), Tax-Exempt Private Activity Revenue Bonds (Series 2015), 5.000%, 12/31/2038	1,270,518
2,000,000		Pennsylvania Economic Development Financing Authority (The Penndot Major Bridges Package One Project), Revenue Bonds (Series 2022), (Original Issue Yield: 5.080%), 6.000%, 6/30/2061	2,212,570
1,000,000		Pennsylvania State Higher Education Facilities Authority (Thomas Jefferson University Obligated Group), Revenue Bonds (Series 2024B-1), (Assured Guaranty, Inc. INS), 5.000%, 11/1/2051	1,075,973
650,000		Philadelphia, PA Authority for Industrial Development (PresbyHomes Germantown/Morrisville), Senior Living Revenue Bonds (Series 2005A), 5.625%, 7/1/2035	662,956
1,000,000		Philadelphia, PA Water & Wastewater System, Water and Wastewater Revenue Bonds (Series 2017A), 5.000%, 10/1/2052	1,031,705
		TOTAL	20,039,514
		Puerto Rico—7.2%
2,632,553	[4]	Commonwealth of Puerto Rico, Clawback CVI Bonds, 0.000%, 11/1/2051	1,405,125
2,485,715	[4]	Commonwealth of Puerto Rico, GO CVI Bonds, 0.000%, 11/1/2043	1,534,929
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2037	981,039
3,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2041	2,886,433
1,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 4.000%, 7/1/2046	952,208
2,000,000		Commonwealth of Puerto Rico, UT GO Restructured Bonds (Series 2022A), 5.750%, 7/1/2031	2,229,208
4,000,000	[3]	Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3,858,852
4,000,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2010 XX), 5.250%, 7/1/2040	1,830,000
995,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2012A), 5.050%, 7/1/2042	455,212
310,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds PSA (Series 2013A), 7.000%, 7/1/2033	141,825
195,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.070%), 7.000%, 7/1/2040	89,213
2,500,000	[1,2]	Puerto Rico Electric Power Authority, Power Revenue Bonds RSA (Series 2013A), (Original Issue Yield: 7.120%), 7.000%, 7/1/2043	1,143,750
6,764,000	[4]	Puerto Rico Sales Tax Financing Corp., Restructured Capital Appreciation Sales Tax Bonds (Series 2019A-1), 0.000%, 7/1/2051	1,670,937
15,340,000		Puerto Rico Sales Tax Financing Corp., Restructured Sales Tax Bonds (Series 2019A), (Original Issue Yield: 5.154%), 5.000%, 7/1/2058	15,401,243
		TOTAL	34,579,974
		Rhode Island—0.1%
500,000		Rhode Island State Health and Educational Building Corp. (Lifespan Obligated Group), Hospital Financing Revenue Refunding Bonds (Series 2016), 5.000%, 5/15/2039	506,101
		South Carolina—1.2%
1,000,000		Berkeley County, SC (Nexton Improvement District), Assessment Revenue Bonds (Series 2019), (Original Issue Yield: 4.280%), 4.250%, 11/1/2040	942,615
1,150,000	[3]	South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	898,653
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	1,076,959
1,000,000	[3]	South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	1,001,171
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue and Revenue Refunding Bonds (Series 2018A), 5.000%, 4/1/2038	1,012,067
1,000,000		South Carolina Jobs-EDA (South Carolina Episcopal Home at Still Hopes), Residential Care Facilities Revenue Bonds (Series 2017), 5.000%, 4/1/2052	994,912
		TOTAL	5,926,377
		South Dakota—0.4%
1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.050%), 5.000%, 11/1/2042	963,957

Principal Amount			Value
		MUNICIPAL BONDS—continued
		South Dakota—continued
$ 1,000,000		Sioux Falls, SD Health Facilities Revenue (Dow Rummel Village), (Series 2017), (Original Issue Yield: 5.200%), 5.125%, 11/1/2047	$ 944,722
		TOTAL	1,908,679
		Texas—7.4%
1,100,000		Arlington, TX Higher Education Finance Corp. (Uplift Education), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	1,108,247
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel First Tier Revenue Refunding Bonds (Series 2017A), 5.000%, 1/1/2034	252,319
250,000		Austin, TX Convention Center Enterprises, Inc., Convention Center Hotel Second Tier Revenue Refunding Bonds (Series 2017B), 5.000%, 1/1/2034	247,727
1,000,000		Board of Managers, Joint Guadalupe County-City of Seguin, TX, Hospital Mortgage Revenue Refunding & Improvement Bonds (Series 2015), (Original Issue Yield: 5.080%), 5.000%, 12/1/2045	1,000,423
1,000,000		Dallas-Fort Worth, TX (Dallas-Fort Worth, TX International Airport), Joint Revenue Refunding and Improvement Bonds (Series 2023B), 5.000%, 11/1/2047	1,092,097
2,920,000		Harris County, TX IDC (Energy Transfer LP), Marine Terminal Refunding Revenue Bonds (Series 2023), 4.050%, Mandatory Tender 6/1/2033	2,980,939
1,500,000		Houston, TX (United Airlines, Inc.), Airport System Special Facilities Revenue Bonds (Series 2024B), 5.500%, 7/15/2039	1,618,694
1,500,000		Houston, TX (United Airlines, Inc.), Special Facilities Revenue & Refunding Bonds (Series 2011), (Original Issue Yield: 6.875%), 6.625%, 7/15/2038	1,514,139
3,000,000		Houston, TX Airport System, Subordinate Lien Revenue and Refunding Bonds (Series 2023A), (Assured Guaranty, Inc. INS), 5.250%, 7/1/2048	3,223,413
2,000,000		New Hope Cultural Education Facilities Finance Corporation (Brazos Presbyterian Homes Holding, Inc.), Retirement Facilities Revenue Bonds (Series 2017), 5.000%, 1/1/2042	2,008,772
1,590,975	[2]	New Hope Cultural Education Facilities Finance Corporation (Buckingham Senior Living Community), Retirement Facilities Revenue Exchange Bonds (Series 2021B), 2.000%, 11/15/2061	586,409
2,000,000	[3]	New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	1,768,245
1,000,000		New Hope Cultural Education Facilities Finance Corporation (MRC Langford), Retirement Facility Revenue Bonds (Series 2016A), 5.500%, 11/15/2046	867,747
1,500,000		North Texas Tollway Authority, First Tier Revenue Refunding Bonds (Series 2024A), 5.000%, 1/1/2041	1,679,301
335,000		North Texas Tollway Authority, Second Tier Revenue Refunding Bonds (Series 2021B), 4.000%, 1/1/2041	335,534
5,000,000		San Antonio, TX Electric & Gas System, Revenue Refunding Bonds (New Series 2024E), 5.250%, 2/1/2049	5,608,622
1,000,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Baylor Scott & White Health Care System), Hospital Revenue Bonds (Series 2022D), 5.500%, 11/15/2047	1,122,047
2,655,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living-Ventana Project), Retirement Facility Revenue Bonds (Series 2017A), (Original Issue Yield: 6.770%), 6.750%, 11/15/2052	2,739,043
1,500,000		Tarrant County, TX Cultural Education Facilities Finance Corp. (MRC Stevenson Oaks Project), Retirement Facilities Revenue Bonds (Series 2020A), 6.875%, 11/15/2055	1,444,461
1,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners Segments 3, LLC), Senior Lien Revenue Refunding Bonds (Series 2023), 5.500%, 6/30/2040	1,082,029
2,000,000		Texas Private Activity Bonds Surface Transportation Corporation (NTE Mobility Partners, LLC), Senior Lien Revenue Bonds (Series 2023), 5.500%, 12/31/2058	2,177,228
1,195,000		Texas State Transportation Commission (State Highway 249 System), First Tier Toll Revenue Bonds (Series 2019A), 5.000%, 8/1/2057	1,224,686
		TOTAL	35,682,122
		Utah—1.2%
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2017A), 5.000%, 7/1/2042	1,017,928
1,000,000		Salt Lake City, UT (Salt Lake City, UT International Airport), Airport Revenue Bonds (Series 2023A), 5.500%, 7/1/2053	1,098,998
2,000,000	[3]	Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	1,997,543
1,250,000		Utah State Transit Authority, Revenue Refunding Bonds (Series 2024), 5.000%, 6/15/2040	1,426,496
		TOTAL	5,540,965
		Vermont—0.2%
1,000,000	[3]	Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	1,026,562
		Virginia—1.8%
1,800,000		Chesapeake Bay Bridge & Tunnel District, VA, First Tier General Resolution Revenue Bonds (Series 2016), 5.000%, 7/1/2051	1,816,232

Principal Amount			Value
		MUNICIPAL BONDS—continued
		Virginia—continued
$ 1,000,000		Norfolk, VA Redevelopment and Housing Authority (Harbor’s Edge), Fort Norfolk Retirement Community Revenue Bond (Series 2019B), 5.250%, 1/1/2054	$ 961,918
4,250,000		Tobacco Settlement Financing Corp., VA, Tobacco Settlement Asset-Backed Bonds (Series 2007B-1), (Original Issue Yield: 5.120%), 5.000%, 6/1/2047	4,050,959
1,365,000		Virginia Beach, VA Development Authority (Westminster-Canterbury on Chesapeake Bay), Residential Care Facility Revenue Bonds (Series 2023A), 7.000%, 9/1/2059	1,556,913
370,000		Virginia Small Business Financing Authority (Covanta Energy Corp.), Solid Waste Disposal Revenue Bonds (Series 2018), 5.000%, Mandatory Tender 7/1/2038	370,018
		TOTAL	8,756,040
		Washington—1.2%
1,000,000		Port of Seattle, WA IDC (Delta Air Lines, Inc.), Special Facilities Revenue Refunding Bonds (Series 2012), (Original Issue Yield: 5.310%), 5.000%, 4/1/2030	1,000,355
1,000,000		Washington State Health Care Facilities Authority (Virginia Mason Medical Center), Revenue Bonds (Series 2017), 5.000%, 8/15/2037	1,024,355
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	1,018,557
1,000,000	[3]	Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	1,018,557
1,650,481		Washington State Housing Finance Commission, Municipal Certificates (Series 2023-1 Class A), (Original Issue Yield: 5.067%), 3.375%, 4/20/2037	1,510,300
		TOTAL	5,572,124
		West Virginia—0.2%
1,000,000		West Virginia State Hospital Finance Authority (Vandalia Health), Hospital Refunding and Improvement Revenue Bonds (Series 2023B), 6.000%, 9/1/2053	1,132,088
		Wisconsin—3.4%
1,500,000	[3]	Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	1,537,602
1,375,000	[3]	Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	1,364,394
2,000,000		Public Finance Authority, WI (Grand Hyatt San Antonio Hotel), Grand Hyatt San Antonio Hotel Aquistion Project (Senior Lien Series 2022A), 5.000%, 2/1/2062	2,045,674
2,000,000	[3]	Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2,100,972
1,500,000	[3]	Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	1,501,090
1,000,000		Public Finance Authority, WI (National Gypsum Co.), Exempt Facilities Refunding Revenue Bonds (Series 2016), 4.000%, 8/1/2035	981,870
3,000,000	[3]	Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	2,952,955
2,000,000	[4]	Public Finance Authority, WI Revenue (Alpha Ranch Project MUD), Capital Appreciation Bonds (Series 2024), (Original Issue Yield: 6.125%), 0.000%, 12/15/2038	870,116
900,000	[3]	Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	954,231
1,500,000		Public Finance Authority, WI Revenue (Fargo-Moorhead Metropolitan Area Flood Risk Management Project), Senior Revenue Bonds (Series 2021) Green Bonds, 4.000%, 3/31/2056	1,306,511
1,000,000		Wisconsin Health & Educational Facilities Authority (St. Camillus Health System, Inc.), Revenue Bonds (Series 2019A), 5.000%, 11/1/2046	947,202
		TOTAL	16,562,617
		TOTAL MUNICIPAL BONDS (IDENTIFIED COST $474,334,981)	470,933,060
	[5]	SHORT-TERM MUNICIPALS—1.5%
		Alabama—0.0%
150,000		Walker County, AL Economic and IDA (Alabama Power Co.), (First Series 2023) Daily VRDNs, 3.350%, 12/2/2024	150,000

Principal Amount			Value
	[5]	SHORT-TERM MUNICIPALS—continued
		Multi State—1.5%
$ 7,000,000		Invesco Municipal Opportunity Trust, PUTTERs 3a-7 (VMTP 5029) Daily VRDNs, (JPMorgan Chase Bank, N.A. LIQ), 3.750%, 12/2/2024	$ 7,000,000
		TOTAL SHORT-TERM MUNICIPALS (IDENTIFIED COST $7,150,000)	7,150,000
		TOTAL INVESTMENT IN SECURITIES—99.3% (IDENTIFIED COST $481,484,981)	478,083,060
		OTHER ASSETS AND LIABILITIES - NET—0.7%[6]	3,323,486
		TOTAL NET ASSETS—100%	$481,406,546
Securities that are subject to the federal alternative minimum tax (AMT) represent 18.0% of the Fund’s portfolio as calculated based upon total market value.
1	Non-income-producing security.
2	Security in default.
3
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At November 30, 2024, these restricted securities amounted to
$60,343,496, which represented 12.5% of total net assets.

Additional information on restricted securities held at November 30, 2024, is as follows:
Security	Acquisition Date	Acquisition Cost	Value
Allentown, PA Neighborhood Improvement Zone Development Authority, City Center Project Tax Revenue Bonds (Series 2024), 5.000%, 5/1/2042	1/18/2024	$800,000	$820,073
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017D), 5.000%, 7/1/2051	10/12/2017	$655,307	$651,369
Arizona State IDA (Basis Schools, Inc. Obligated Group), Education Revenue Bonds (Series 2017G), 5.000%, 7/1/2051	12/15/2017	$506,639	$501,053
Arizona State IDA (Doral Academy of Nevada FMMR), Education Revenue Bonds (Series 2019A), 5.000%, 7/15/2049	4/3/2019	$1,018,328	$1,001,843
Arizona State IDA (Pinecrest Academy of Nevada), Horizon, Inspirada and St. Rose Campus Education Revenue Bonds (Series 2018A), 5.750%, 7/15/2048	12/14/2018	$1,766,119	$1,775,217
Build NYC Resource Corporation (Albert Einstein School of Medicine, Inc.), Revenue Bonds (Series 2015), 5.500%, 9/1/2045	1/14/2016	$900,000	$902,162
California Public Finance Authority (Kendal at Sonoma), Enso Village Senior Living Revenue Refunding Bonds (Series 2021A), 5.000%, 11/15/2046	5/27/2021	$522,095	$486,731
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2014A), 5.125%, 7/1/2044	6/13/2014	$750,000	$750,307
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2015A), 5.000%, 7/1/2045	8/27/2015	$566,932	$567,166
California School Finance Authority (KIPP LA), School Facility Revenue Bonds (Series 2017A), 5.000%, 7/1/2047	8/4/2017	$518,371	$508,563
California State School Finance Authority Charter School Revenue (Bright Star Schools-Obligated Group), Charter School Revenue Bonds (Series 2017), 5.000%, 6/1/2037	4/20/2020	$1,003,936	$1,007,382
California State School Finance Authority Charter School Revenue (Rocketship Public Schools), Revenue Bonds (Series 2017G), 5.000%, 6/1/2047	12/4/2017	$505,963	$497,966
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), (United States Treasury PRF 6/1/2027@100), 5.000%, 6/1/2053	9/26/2018	$625,145	$606,336
California State School Finance Authority Charter School Revenue (Summit Public Schools Obligated Group), (Series 2017), 5.000%, 6/1/2053	9/26/2018	$560,475	$510,666
California Statewide Communities Development Authority (Loma Linda University Medical Center), Revenue Bonds (Series 2016A), 5.000%, 12/1/2046	5/19/2020	$2,253,113	$2,273,889
Collier County, FL IDA (Arlington of Naples), Continuing Care Community Revenue Bonds (Series 2013A), (Original Issue Yield: 8.375%), 8.250%, 5/15/2049	12/16/2013	$2,207,821	$28,858
Colorado Educational & Cultural Facilities Authority (Loveland Classical School), School Improvement Revenue Bonds (Series 2016), 5.000%, 7/1/2036	4/17/2020	$946,760	$1,011,417
Denver, CO Health & Hospital Authority, Revenue Refunding Bonds (Series 2017A), 5.000%, 12/1/2034	8/23/2017	$1,035,995	$1,026,359
Director of the State of Nevada Department of Business and Industry (Doral Academy of Nevada CS), Charter School Revenue Bonds (Series 2017A), 5.000%, 7/15/2047	8/31/2017	$907,052	$905,713
Director of the State of Nevada Department of Business and Industry (Somerset Academy of Las Vegas), Charter School Lease Revenue Bonds (Series 2018A), 5.000%, 12/15/2038	11/8/2022	$936,840	$1,004,756

Security	Acquisition Date	Acquisition Cost	Value
Kansas City, MO Redevelopment Authority (Kansas City Convention Center Headquarters Hotel CID), Revenue Bonds (Series 2018B), (Original Issue Yield: 5.079%), 5.000%, 2/1/2050	1/10/2018	$1,977,579	$1,947,666
Maine State Finance Authority Solid Waste Disposal (Casella Waste Systems, Inc.), Revenue Bonds (Series 2005R-3), 5.250%, 1/1/2025	1/27/2017	$2,000,000	$2,002,077
Massachusetts Development Finance Agency (Newbridge on the Charles), Revenue Refunding Bonds (Series 2017), 5.000%, 10/1/2057	12/7/2017	$1,028,351	$999,289
Millsboro, DE Special Obligations (Plantation Lakes Special Development District), Special Tax Revenue Refunding Bonds (Series 2018), (Original Issue Yield: 5.140%), 5.125%, 7/1/2038	5/22/2020	$2,862,924	$3,011,559
Minneapolis, MN Charter School Lease Revenue (Twin Cities International School), (Series 2017A), (Original Issue Yield: 5.150%), 5.000%, 12/1/2047	12/8/2017	$2,939,660	$2,900,365
Monroe County, NY IDC (True North Rochester Preparatory Charter School), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/1/2059	7/9/2020	$1,067,319	$1,012,239
National Finance Authority, NH (Bridgeland Water & Utility District 490, 491, & 158), Special Revenue Bonds (Series 2024), 5.375%, 12/15/2035	9/13/2024	$1,000,000	$1,005,515
National Finance Authority, NH (Highlands Project MUDs), Special Revenue Bonds (Series 2024), 5.125%, 12/15/2030	10/9/2024	$1,000,000	$1,000,088
New Hope Cultural Education Facilities Finance Corporation (Jubilee Academic Center), Education Revenue Refunding Bonds (Series 2021), 4.000%, 8/15/2046	3/24/2023	$1,480,320	$1,768,245
Ohio Air Quality Development Authority (AMG Vanadium LLC), Exempt Facilities Revenue Bonds (Series 2019), 5.000%, 7/1/2049	6/27/2019	$1,853,412	$1,790,645
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 6.250%, 11/15/2035	10/6/2022	$1,000,000	$1,096,374
Pima County, AZ IDA (La Posada at Pusch Ridge), Senior Living Revenue Bonds (Series 2022A), 7.000%, 11/15/2057	10/6/2022	$1,000,000	$1,093,379
Polk County, FL IDA (Mineral Development, LLC), Secondary Phosphate Tailings Recovery Project Revenue Bonds (Series 2020), 5.875%, 1/1/2033	10/23/2020	$1,750,000	$1,570,131
Public Finance Authority, WI (American Dream at Meadowlands), Limited Obligation PILOT Revenue Bonds (Series 2017), 7.000%, 12/1/2050	6/22/2017	$1,515,037	$1,537,602
Public Finance Authority, WI (Eno River Academy), Charter School Revenue Bonds (Series 2020A), 5.000%, 6/15/2054	6/12/2020	$1,396,901	$1,364,394
Public Finance Authority, WI (LVHN CHP JV, LLC), Revenue Bonds (Series 2022A), 7.500%, 12/1/2052	2/2/2023	$2,000,000	$2,100,972
Public Finance Authority, WI (Mater Academy of Nevada), East Las Vegas Campus Revenue Bonds (Series 2024A), 5.000%, 12/15/2054	9/25/2024	$1,516,706	$1,501,090
Public Finance Authority, WI (Southminster), Retirement Facilities First Mortgage Revenue Bonds (Series 2018), 5.000%, 10/1/2053	11/15/2022	$2,416,980	$2,952,955
Public Finance Authority, WI Revenue (Aurora Integrated Oncology Foundation), Revenue Bonds (Series 2023), 9.000%, 11/1/2028	12/14/2023	$900,000	$954,231
Puerto Rico Commonwealth Aqueduct & Sewer Authority, Revenue Refunding Bonds (Series 2021B), 4.000%, 7/1/2042	3/21/2024	$3,820,200	$3,858,852
South Carolina Jobs-EDA (Green Charter Schools), Educational Facilities Revenue Refunding Bonds (Series 2021A), 4.000%, 6/1/2046	1/31/2023	$891,952	$898,653
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds (Series 2023A), 7.500%, 11/15/2053	7/21/2023	$1,000,000	$1,076,959
South Carolina Jobs-EDA (Seafields at Kiawah Island), Retirement Community Revenue Bonds TEMPS-75 (Series 2023B-1), 5.750%, 11/15/2029	7/21/2023	$958,380	$1,001,171
Utah State Charter School Finance Authority (Freedom Academy Foundation), Charter School Revenue Refunding Bonds (Series 2017), (Original Issue Yield: 5.300%), 5.250%, 6/15/2037	4/27/2020	$1,867,102	$1,997,543
Vermont EDA (Casella Waste Systems, Inc.), Solid Waste Disposal Revenue Bonds (Series 2013), 4.625%, Mandatory Tender 4/3/2028	3/28/2018	$1,000,000	$1,026,562
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (Original Issue Yield: 7.050%), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2050	7/22/2015	$994,022	$1,018,557
Washington State Housing Finance Commission (Heron’s Key Senior Living), Nonprofit Housing Revenue Bonds (Series 2015A), (United States Treasury PRF 7/1/2025@100), 7.000%, 7/1/2045	7/22/2015	$1,000,837	$1,018,557

4	Zero coupon bond.
5
Current rate and current maturity or next reset date shown for floating rate notes and variable rate notes/demand instruments. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

6	Assets, other than investments in securities, less liabilities.

Note: The categories of investments are shown as a percentage of total net assets at November 30, 2024.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by Federated Investment Management Company (the “Adviser”).
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and ask quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Adviser.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs, or NAV per share practical expedient, as applicable.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Adviser, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Adviser’s valuation policies and procedures for the Fund, or if information furnished by a pricing service, in the opinion of the Adviser’s valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation Procedures
Pursuant to Rule 2a-5 under the Investment Company Act of 1940, the Fund’s Board of Trustees (the “Trustees”) has designated the Adviser as the Fund’s valuation designee to perform any fair value determinations for securities and other assets held by the Fund. The Adviser is subject to the Trustees’ oversight and certain reporting and other requirements intended to provide the Trustees the information needed to oversee the Adviser’s fair value determinations.
The Adviser, acting through its Valuation Committee, is responsible for determining the fair value of investments for which market quotations are not readily available. The Valuation Committee is comprised of officers of the Adviser and certain of the Adviser’s affiliated companies and determines fair value and oversees the calculation of the NAV. The Valuation Committee is also authorized to use pricing services to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Adviser. The Trustees periodically review the fair valuations made by the Valuation Committee. The Trustees have also approved the Adviser’s fair valuation and significant events procedures as part of the Fund’s compliance program and will review any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and ask for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Adviser.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

As of November 30, 2024, all investments of the Fund utilized Level 2 inputs in valuing the Fund’s assets carried at fair value.
The following acronym(s) are used throughout this portfolio:
CDD	—Community Development District
EDA	—Economic Development Authority
GO	—General Obligation
GTD	—Guaranteed
IDA	—Industrial Development Authority
IDC	—Industrial Development Corporation
INS	—Insured
LIQ	—Liquidity Agreement
LP	—Limited Partnership
LT	—Limited Tax
PILOT	—Payment in Lieu of Taxes
PRF	—Pre-refunded
PUTTERs	—Puttable Tax-Exempt Receipts
SID	—Special Improvement District
UT	—Unlimited Tax
VMTP	—Variable Municipal Term Preferred
VRDNs	—Variable Rate Demand Notes